UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 9/30/09

Item 1.  Reports to Stockholders.

Annual Report

September 30, 2009

1-866-738-4363

www.sierracorefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

D ear Shareholders –

Sierra’s mantra is that “There are times to participate and times to protect”.  We believe Fiscal 2008 (ended September 30, 2008) and the first half of Fiscal 2009 were certainly a “time to protect” – as the U.S. and global stock markets continued one of the worst declines in a century.  During that period, we are pleased that our risk-management disciplines were once again effective in limiting the downside for the Sierra Core Fund to a small amount.  As a result, our performance for the very volatile 12 months ended March 31, 2009 was in the top one percentile of Morningstar’s “Moderate Allocation” category.

After the markets bottomed in March 2009, we moved portions of the portfolio into a wide variety of Asset Classes (using mutual funds to access them), including high-yield corporate bonds, emerging market equities, several U.S. equity sectors, floating-rate income securities, and emerging market bonds.  Most of these proved quite productive.

When the equity markets encountered a mid-rise correction in late June, we moved out of most of the volatile Asset Classes and into high-grade international bonds as well as a strategic income (internally diversified) fund, and municipal bonds funds.  (Please visit SierraCoreFund.com if you wonder why that allocation occasionally makes sense even for IRA accounts that hold shares in our Core Fund.)  Again, most of these have so far been productive, through the date of this letter.

Overall, we feel we “protected” the Fund very successfully when the global markets were in downtrends, and then when the weather cleared, we “participated” quite fully in the uptrends.  This is consistent with our approach over the past 22 years with our separate accounts.

For the fiscal year ended September 30, 2009 the Sierra Core Fund’s Class R shares Total Return of +28.91% was the best performance based on total return of all 1,270 funds and share classes in Morningstar’s Moderate Allocation category (in which Morningstar has placed us).  We consider our benchmark to be the average of Morningstar’s World Allocation category – managers who like us have the charter to invest in stocks, bonds, commodities, currencies, etc. both U.S. and global – and the Core Fund would have also been the top performer in that category.  During this period the S&P 500 fell 6.91% even after dividends.

As the Core Fund approaches its second anniversary, we anticipate further periods of very volatile equity markets.  As of this writing, we have positioned the portfolio quite conservatively.

Thank you again for your confidence and trust.  For more information we invite you to visit SierraCoreFund.com .

David C. Wright       Kenneth L. Sleeper

David C. Wright
Kenneth L. Sleeper
Portfolio Managers

© 2009 Morningstar, Inc. All rights reserved.  Morningstar is an independent provider of financial information.  Morningstar does not endorse any Broker/dealer, financial planner, or fund company.  Morningstar performance rankings are based on total return without sales charge relative to all share classes of mutual funds with similar objectives as determined by Morningstar.

1391-NLD-11/25/2009

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW

September 30, 2009 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2009, compared to its benchmarks:

	One Year	Inception** - September 30, 2009
Sierra Core Retirement Fund – Class A	28.73%	13.32%
Sierra Core Retirement Fund – Class A with load	21.34%	9.59%
Sierra Core Retirement Fund – Class I	28.54%	13.19%
Sierra Core Retirement Fund – Class R	28.91%	13.41%
S&P 500 Total Return Index	-6.91%	-15.81%

Comparison of the Change in Value of a $10,000 Investment

*

The performance data quoted here represents past performance.    The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   The Fund’s total annual operating expenses are 2.54% for Class A and Class I shares and 2.29% for Class R shares per the February 1, 2009, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	84.4%
Equity	13.2%
Other, Cash & Cash Equivalents	2.4%
100.00%

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2009
	Shares		Value
		MUTUAL FUNDS - 97.6%
		DEBT - 84.4%
	1,426,568	Fidelity Floating Rate High Income Fund	$ 13,309,881
	542,831	Fidelity New Markets Income Fund	8,278,176
	1,172,864	Goldman Sachs Short Duration Government Fund	12,244,702
	1,628,994	John Hancock Funds II - Floating Rate Income Fund	15,182,222
	1,373,421	Lord Abbett High Yield Municipal Bond Fund, Class A	15,780,610
	767,356	Managers Bond Fund	18,500,964
	1,120,102	PIMCO Floating Income Fund	9,520,870
	1,829,817	PIMCO Foreign Bond Fund U.S. Dollar-Hedged	18,810,512
	925,055	PIMCO Short-Term Fund	9,056,286
	1,412,240	Pioneer Global High Yield Fund, Class A	12,992,610
	1,785,910	Pioneer Strategic Income Fund, Class Y	18,269,867
	1,528,173	Pioneer Tax-Free Income Fund, Class Y	16,336,170
	437,677	RiverSource Emerging Markets Bond Fund, Class A	4,521,199
	227,527	SEI Institutional International Trust - Emerging Markets Debt Fund, Class A	2,329,872
			175,133,941

		EQUITY - 13.2%
	3,030,000	Principal Preferred Securities Fund, Class A	26,876,100
	30,758	Tweedy Browne Global Value Fund	613,625
			27,489,725

		TOTAL MUTUAL FUNDS
		(Cost $184,592,716)	202,623,666

		SHORT-TERM INVESTMENTS - 2.3%
	4,821,666	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 0.01%, due 12/31/30 (Cost $4,821,666)	4,821,666

		TOTAL INVESTMENTS - 99.9% (Cost $189,414,382) (a)	$ 207,445,332
		OTHER ASSETS & LIABILITIES - 0.1%	156,512
		TOTAL NET ASSETS - 100.0%	$ 207,601,844

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $189,414,382 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 18,216,272
		Unrealized depreciation:	(185,322)
		Net unrealized appreciation:	$ 18,030,950

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2009

ASSETS
Investment securities:
At cost	$ 189,414,382
At value	$ 207,445,332
Dividends and interest receivable	746,929
Receivable for Fund shares sold	504,967
Prepaid expenses and other assets	34,292
TOTAL ASSETS	208,731,520

LIABILITIES
Payable for investments purchased	672,130
Investment advisory fees payable	214,941
Payable for Fund shares repurchased	169,199
Dividends payable	20,121
Fees payable to other affiliates	15,429
Distribution (12b-1) fees payable	8,309
Accrued expenses and other liabilities	29,547
TOTAL LIABILITIES	1,129,676
NET ASSETS	$ 207,601,844

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 179,301,503
Accumulated net realized gain from security transactions	10,269,391
Net unrealized appreciation of investments	18,030,950
NET ASSETS	$ 207,601,844

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2009 (Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 6,764,768
Shares of beneficial interest outstanding	278,788
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 24.26
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$ 25.74

Class I Shares:
Net Assets	$ 37,134,092
Shares of beneficial interest outstanding	1,531,021
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 24.25

Class R Shares:
Net Assets	$ 163,702,984
Shares of beneficial interest outstanding	6,766,806
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 24.19

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2009

INVESTMENT INCOME
Dividends	$ 4,867,373
Interest	390,004
TOTAL INVESTMENT INCOME	5,257,377

EXPENSES
Investment advisory fees	1,698,737
Distribution (12b-1) fees, Class A	2,899
Distribution (12b-1) fees, Class I	19,918
Administrative services fees	103,632
Accounting services fees	65,114
Transfer agent fees	55,686
Custodian fees	17,144
Professional fees	15,756
Compliance officer fees	10,848
Registration fees	9,000
Insurance expense	6,000
Printing and postage expenses	6,000
Trustees fees and expenses	3,829
Other expenses	17,394
TOTAL EXPENSES	2,031,957

Plus: Recapture of fees waived/reimbursed by the Advisor	25,284

NET EXPENSES	2,057,241
NET INVESTMENT INCOME	3,200,136

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	15,291,656
Distributions from underlying investment companies	179,029
Net change in unrealized appreciation (depreciation) of investments	18,255,303
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	33,725,988

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 36,926,124

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30,	September 30,
	2009	2008 (a)
FROM OPERATIONS
Net investment income	$ 3,200,136	$ 1,338,687
Net realized gain (loss) from security transactions	15,291,656	(5,081,420)
Distributions from underlying investment companies	179,029	-
Net change in unrealized appreciation (depreciation) of investments	18,255,303	(224,353)
Net increase (decrease) in net assets resulting from operations	36,926,124	(3,967,086)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(42,085)	-
Class I	(272,876)	(220)
Class R	(3,075,209)	(1,277,193)
From distributions to shareholders	(3,390,170)	(1,277,413)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,533,413	100
Class I	36,724,135	90,101
Class R	31,285,353	154,879,658
Net asset value of shares issued in reinvestment of distributions:
Class A	36,870	-
Class I	264,613	220
Class R	3,066,622	1,277,193
Payments for shares redeemed:
Class A	(1,165,530)	(80)
Class I	(2,742,109)	(80)
Class R	(21,068,107)	(30,871,983)
Net increase in net assets from shares of beneficial interest	53,935,260	125,375,129

TOTAL INCREASE IN NET ASSETS	87,471,214	120,130,630

NET ASSETS
Beginning of Period	120,130,630	-
End of Period*	$ 207,601,844	$ 120,130,630
*Includes undistributed net investment income of:	$ -	$ 61,274

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	September 30,	September 30,
	2009	2008 (a)
SHARE ACTIVITY
Class A:
Shares Sold	327,171	5
Shares Reinvested	1,528	-
Shares Redeemed	(49,912)	(4)
Net increase in shares of beneficial interest outstanding	278,787	1

Class I:
Shares Sold	1,631,890	4,541
Shares Reinvested	11,004	11
Shares Redeemed	(116,421)	(4)
Net increase in shares of beneficial interest outstanding	1,526,473	4,548

Class R:
Shares Sold	1,433,411	7,741,987
Shares Reinvested	142,733	64,973
Shares Redeemed	(1,061,300)	(1,554,998)
Net increase in shares of beneficial interest outstanding	514,844	6,251,962

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A				Class I				Class R

	Year Ended		Period Ended		Year Ended		Period Ended		Year Ended		Period Ended
	September 30,		September 30,		September 30,		September 30,		September 30,		September 30,
	2009		2008 (1)		2009		2008 (1)		2009		2008 (1)
Net asset value, beginning of period	$ 19.20		$ 20.00		$ 19.21		$ 20.00		$ 19.20		$ 20.00

Activity from investment operations:
Net investment income (loss) (2)	0.81		(0.04)		0.76		0.17		0.47		0.20
Net realized and unrealized
gain (loss) on investments	4.64		(0.76)		4.67		(0.90)		5.01		(0.81)
Total from investment operations	5.45		(0.80)		5.43		(0.73)		5.48		(0.61)

Less distributions from:
Net investment income	(0.39)		-		(0.39)		(0.06)		(0.49)		(0.19)
Net realized gains	-		-		-		-		-		-
Total distributions	(0.39)		-		(0.39)		(0.06)		(0.49)		(0.19)

Net asset value, end of period	$ 24.26		$ 19.20		$ 24.25		$ 19.21		$ 24.19		$ 19.20

Total return (3)	28.73%		(4.00)%	(9)	28.54%		(3.67)%	(9)	28.91%		(3.08)%	(9)

Net assets, at end of period	$ 6,764,768		$ 19		$37,134,092		$ 87,355		$163,702,984		$120,043,256

Ratio of gross expenses to average
net assets (4)(7)	1.70%		1.79%	(6)	1.70%		1.79%	(6)	1.48%		1.54%	(6)
Ratio of net expenses to average
net assets (7)	1.75%	(5)	1.75%	(6)	1.75%	(5)	1.75%	(6)	1.50%	(5)	1.50%	(6)
Ratio of net investment income
to average net assets (8)	3.46%		1.14%	(6)	3.24%		1.14%	(6)	2.29%		1.27%	(6)

Portfolio Turnover Rate	322%		488%	(9)	322%		488%	(9)	322%		488%	(9)

(1)	The Sierra Core Retirement Fund commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2009

1.

ORGANIZATION

The Sierra Core Retirement Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to provide long-term total return and to limit volatility and risk. The Fund pursues its investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Fund currently offers Class A, Class I and Class R shares.    Class I and R shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2009 for the Fund’s assets and liabilities measured at fair value:

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

Sierra Core Retirement Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 202,623,666	$ -	$ -	$ 202,623,666
Short-Term Investments	-	4,821,666	-	4,821,666
Total	$ 202,623,666	$ 4,821,666	$ -	$ 207,445,332

The Fund did not hold any Level 3 securities during the period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended September 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $475,041,952 and $334,374,156, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Wright Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least January 31, 2010, to waive advisory fees and, if necessary, reimburse a portion of the Fund’s operating expenses so that the Fund’s normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.75% per annum of A and I Class average daily net assets, and 1.50% per annum for R Class average daily net assets.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class I and Class R shares are subsequently less than 1.75%, 1.75% and 1.50% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75%, 1.75% and 1.50% of average daily net assets for Class A, Class I and Class R, respectively. If the Operating Expenses attributable to the Class A, Class I and Class R shares subsequently exceed 1.75%, 1.75% and 1.50% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of September 30, 2009, the Advisor has $15,862 of waived expenses that may be recovered no later than September 30, 2011. During the year ended September 30, 2009, the Advisor recaptured $25,284 in fees previously waived.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and I shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the year ended September 30, 2009, the Distributor received $154,726 in underwriting commissions for sales of Class A shares, of which $9,435 was retained by the principal underwriter or other affiliated broker-dealers.

Effective June 30, 2009, the Fund pays its pro rata share of a total Trustee fee of $10,000 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  Prior to June 30, 2009, the Fund paid its pro rata share of a total Trustee fee of $7,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

8 basis points or 0.08% on the first $500 million of net assets

-

5 basis points or 0.05% on the next $1.5 billion of net assets

-

4 basis points or 0.04% on the next $1.0 billion of net assets

-

3 basis points or 0.03% on net assets greater than $3.0 billion

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s share of such fees collected for the year ended September 30, 2009 were $8,084.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended September 30, 2009, the Fund incurred expenses of $10,848 for compliance services pursuant to the Trust’s Agreement with

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

NLCS. Such fees would be included in the line item marked “Compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended September 30, 2009, GemCom collected amounts totaling $15,613 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and postage expenses” on the Statement of Operations in this shareholder report.  A portion of the amount paid by the Fund during the year ended September 30, 2009, was accrued for in a prior year.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following period were as follows:

As of September 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences, attributable to the tax treatment of short-term capital gains and non-deductible expenses, resulted in reclassification for the tax year ended September 30, 2009 as follows: a decrease in paid-in capital of $8,886; a decrease in undistributed net investment loss of $128,760 and a decrease in accumulated net realized gain from security transactions of $119,874.

6.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on November 25, 2009, and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of the Sierra Core Retirement Fund

We have audited the accompanying statement of assets and liabilities of the Sierra Core Retirement Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2009, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from December 24, 2007 (commencement of operations) through September 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2009 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sierra Core Retirement Fund as of September 30, 2009, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period from December 24, 2007 through September 30, 2008 in conformity with accounting principles generally accepted in the United States of America.

       BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

November 25, 2009

SIERRA CORE RETIREMENT FUND

EXPENSE EXAMPLES

September 30, 2009 (Unaudited)

As a shareholder of the Sierra Core Retirement Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Core Retirement Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 through September 30, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Core Retirement Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Expenses Paid During Period 4/1/09– 9/30/09	Expense Ratio During Period** 4/1/09 – 9/30/09
Class A	$1,000.00	$1,309.20	$10.13*	1.75%
Class I	1,000.00	1,309.50	10.13*	1.75
Class R	1,000.00	1,311.10	8.69*	1.50

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/09	Ending Account Value 9/30/09	Expenses Paid During Period 4/1/09 – 9/30/09	Expense Ratio During Period** 4/1/09 – 9/30/09
Class A	$1,000.00	$1,016.29	$8.85*	1.75%
Class I	1,000.00	1,016.29	8.85*	1.75
Class R	1,000.00	1,017.55	7.59*	1.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION

September 30, 2009 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on September 24, 2009 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the renewal of an investment advisory agreement (the “Agreement”) between Wright Fund Management, LLC (“Adviser”) and the Trust, on behalf of the Sierra Core Retirement Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet the obligations to the Fund. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of the Adviser since the Fund’s inception as compared to its benchmark. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.25% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operations expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees considered the expense ratio for the Fund, and expense ratios of a peer group of funds. The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that the Adviser’s level of profitability from its relationship to Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee is listed below and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 65	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	45	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 59	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	45	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 55	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	45	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 45	Trustee Since 2007	Professor,Department of Accountancy, Weatherhead School of Management, Case Western Reserve University since July 2009; Member, John P. Begley Endowed Chair in Accounting, Creighton University 2002-2009; Auditing Standards Board, AICPA since 2008.	45	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2009 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 57	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	45	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 47	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2009 (Unaudited)

Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present).

			N/A	N/A
Lynn Bowley Age: 50	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-866-738-4363 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISOR

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $ 12,000

2008 - $ 11,500

(b)

Audit-Related Fees

2009 – None

2008 - None

(c)

Tax Fees

2009 – $ 2,000

2008 - $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 – None

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2008

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $ 2,000

2008 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/7/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/7/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/7/09